Leases - Schedule of future minimum lease payments (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Lease payments due
Year ending June 30, 2025	$ 119,825	$ 120,569
Year ending June 30, 2026	110,555	119,825
Year ending June 30, 2027	44,542	110,555
Year ending June 30, 2028	43,200	44,542
Year 5		43,200
Thereafter		144,000
Total	551,137	582,691
Discount	53,336	57,718
Lease liability	$ 497,801	$ 524,973	$ 585,182